Regulatory Matters	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Regulatory Matters

Note 20—Regulatory Matters

The company is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the company must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items, as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the company to maintain minimum Tier 1 leverage, Tier 1 risk-based capital and total risk-based capital ratios. On December 7, 2009, BankCap Partners received approval from the Federal Reserve to acquire up to 65.02% of the common stock of First Bankshares (now Xenith Bankshares), and indirectly, SuffolkFirst Bank (now Xenith Bank). The approval order contained conditions related to BankCap Partners, as well as the conduct of the Bank’s business. The condition applicable to the Bank provided that, during the first three years of operation after the merger, the Bank must operate within the parameters of its business plan submitted in connection with BankCap Partner’s application to the Federal Reserve, and the Bank must obtain prior written regulatory consent to any material change in its business plan. The business plan set forth minimum leverage and risk-based capital ratios of at least 10% and 12%, respectively, through 2012, which were met. Subsequent to meeting the requirements of set forth in this business plan, the company is required to maintain capital ratios categorizing it as “well capitalized.”

As of December 31, 2013, the company is considered to be well-capitalized under the published regulatory definition of a well-capitalized bank. To be categorized as well-capitalized, the company must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since December 31, 2013 that management believes has changed the Bank’s status as “well-capitalized.”

The following table presents the Tier 1 and total risk-based capital and risk-weighted assets for the Bank and Xenith Bankshares as of the dates stated:

	December 31, 2013		December 31, 2012
	Xenith Bank	Xenith Bankshares	Xenith Bank	Xenith Bankshares
Tier 1 capital	$69,314	$70,299	$68,820	$69,474
Total risk-based capital	74,955	75,940	73,916	74,570
Risk-weighted assets	526,841	526,752	451,208	451,357

The following table presents capital ratios for the Bank and Xenith Bankshares and minimum capital ratios required by our regulators as of the dates stated:

	December 31, 2013		December 31, 2012
	Xenith Bank	Xenith Bankshares	Xenith Bank	Xenith Bankshares	Regulatory Minimum	Well Capitalized
Tier 1 leverage ratio	10.37%	10.52%	12.78%	12.90%	4.00%	> 5.00%
Tier 1 risk-based capital ratio	13.16%	13.35%	15.25%	15.39%	4.00%	> 6.00%
Total risk-based capital ratio	14.23%	14.42%	16.38%	16.52%	8.00%	> 10.00%